Supplemental Cash Flow Information (Details) - Schedule of non-cash investing activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of non-cash investing activities [Abstract]
Satellite, property and other equipment	$ 10,406	$ 2,963	$ 29,234
Intangible assets			(3,263)
C-band clearing proceeds	$ (64,289)